UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02781

Templeton Funds

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (650) 312-2000

Date of fiscal year end: August 31

Date of reporting period: August 31, 2026

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Templeton Foreign Fund
Class A [TEMFX]
Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Templeton Foreign Fund for the period September 1, 2025, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$121	1.10%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Class A shares of Templeton Foreign Fund returned 20.18%. The Fund compares its performance to the MSCI All Country World ex U.S. Index-NR, which returned 27.35% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The strongest positive contribution theme was in artificial intelligence (AI) infrastructure and semiconductors. The top two contributors at the stock level were Samsung Electronics and STMicroelectronics, supported by memory demand, high-bandwidth memory and AI-related supply tightness. ASM International was another key contributor benefiting from these dynamics.

↑
Elsewhere, SSE, a U.K. network and renewables utility, was a significant contributor during the year, having raised substantial equity funding alongside its Q3 2025 results, confirming 2030 guidance and highlighting significant opportunities in transmission infrastructure over the next decade.

↑
Information technology was the best performing sector in relative terms followed by communication services. Within the latter sector, no single stock made an especially significant contribution to relative performance, but the Fund benefited from an underweight allocation to a sector which was the worst performing GICS sector for the core benchmark during the period.

Top detractors from performance:
↓
Stock selection in industrials was the principal source of detraction. Within the sector, Verisure, the Swedish home security company was the largest detractor from performance. The company’s post IPO life has been challenging, as it has so far been unable to strike a satisfactory balance of free-cash-flow generation and subscription growth. Adecco Group and CNH Industrial also detracted due to stock specific reasons.

↓
Health care detracted during the period owing to adverse stock selection effects. Ireland-based ICON plc was the biggest detractor from the sector as the stock fell sharply after accounting irregularities were disclosed during the first quarter of 2026. Pharmaceuticals group Sanofi was also amongst the top ten detractors at the stock level.

↓	The single largest detractor at the stock level was India-based HDFC Bank which detracted after the unexpected chairman resignation raised governance concerns.
Templeton Foreign Fund	PAGE 1	104-ATSR-1026

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,450 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 8/31/2016 — 8/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	5 Year	10 Year
Class A	20.18	9.38	7.00
Class A (with sales charge)	13.60	8.15	6.39
MSCI All Country World ex-U.S. Index-NR	27.35	9.37	9.65
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods prior to September 10, 2018, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$2,443,792,095
Total Number of Portfolio Holdings	47
Total Management Fee Paid	$16,846,479
Portfolio Turnover Rate	47.28%
Templeton Foreign Fund	PAGE 2	104-ATSR-1026

WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On January 1, 2026, the Fund’s principal investment strategies were revised to reflect reduced exposure to investments in derivative instruments and equity-linked notes.
In connection with these changes, principal risk disclosure regarding derivative instruments and equity-linked notes was removed from the principal risks section of the prospectus.
Effective September 30, 2025, Peter D. Sartori became a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton Foreign Fund	PAGE 3	104-ATSR-1026

Templeton Foreign Fund
Class C [TEFTX]
Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Templeton Foreign Fund for the period September 1, 2025, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$203	1.85%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Class C shares of Templeton Foreign Fund returned 19.30%. The Fund compares its performance to the MSCI All Country World ex U.S. Index-NR, which returned 27.35% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The strongest positive contribution theme was in artificial intelligence (AI) infrastructure and semiconductors. The top two contributors at the stock level were Samsung Electronics and STMicroelectronics, supported by memory demand, high-bandwidth memory and AI-related supply tightness. ASM International was another key contributor benefiting from these dynamics.

↑
Elsewhere, SSE, a U.K. network and renewables utility, was a significant contributor during the year, having raised substantial equity funding alongside its Q3 2025 results, confirming 2030 guidance and highlighting significant opportunities in transmission infrastructure over the next decade.

↑
Information technology was the best performing sector in relative terms followed by communication services. Within the latter sector, no single stock made an especially significant contribution to relative performance, but the Fund benefited from an underweight allocation to a sector which was the worst performing GICS sector for the core benchmark during the period.

Top detractors from performance:
↓
Stock selection in industrials was the principal source of detraction. Within the sector, Verisure, the Swedish home security company was the largest detractor from performance. The company’s post IPO life has been challenging, as it has so far been unable to strike a satisfactory balance of free-cash-flow generation and subscription growth. Adecco Group and CNH Industrial also detracted due to stock specific reasons.

↓
Health care detracted during the period owing to adverse stock selection effects. Ireland-based ICON plc was the biggest detractor from the sector as the stock fell sharply after accounting irregularities were disclosed during the first quarter of 2026. Pharmaceuticals group Sanofi was also amongst the top ten detractors at the stock level.

↓	The single largest detractor at the stock level was India-based HDFC Bank which detracted after the unexpected chairman resignation raised governance concerns.
Templeton Foreign Fund	PAGE 1	204-ATSR-1026

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 8/31/2016 — 8/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	5 Year	10 Year
Class C	19.30	8.55	6.20
Class C (with sales charge)	18.30	8.55	6.20
MSCI All Country World ex-U.S. Index-NR	27.35	9.37	9.65
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$2,443,792,095
Total Number of Portfolio Holdings	47
Total Management Fee Paid	$16,846,479
Portfolio Turnover Rate	47.28%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Templeton Foreign Fund	PAGE 2	204-ATSR-1026

HOW HAS THE FUND CHANGED?
On January 1, 2026, the Fund’s principal investment strategies were revised to reflect reduced exposure to investments in derivative instruments and equity-linked notes.
In connection with these changes, principal risk disclosure regarding derivative instruments and equity-linked notes was removed from the principal risks section of the prospectus.
Effective September 30, 2025, Peter D. Sartori became a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton Foreign Fund	PAGE 3	204-ATSR-1026

Templeton Foreign Fund
Class R [TEFRX]
Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Templeton Foreign Fund for the period September 1, 2025, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$148	1.35%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Class R shares of Templeton Foreign Fund returned 19.86%. The Fund compares its performance to the MSCI All Country World ex U.S. Index-NR, which returned 27.35% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The strongest positive contribution theme was in artificial intelligence (AI) infrastructure and semiconductors. The top two contributors at the stock level were Samsung Electronics and STMicroelectronics, supported by memory demand, high-bandwidth memory and AI-related supply tightness. ASM International was another key contributor benefiting from these dynamics.

↑
Elsewhere, SSE, a U.K. network and renewables utility, was a significant contributor during the year, having raised substantial equity funding alongside its Q3 2025 results, confirming 2030 guidance and highlighting significant opportunities in transmission infrastructure over the next decade.

↑
Information technology was the best performing sector in relative terms followed by communication services. Within the latter sector, no single stock made an especially significant contribution to relative performance, but the Fund benefited from an underweight allocation to a sector which was the worst performing GICS sector for the core benchmark during the period.

Top detractors from performance:
↓
Stock selection in industrials was the principal source of detraction. Within the sector, Verisure, the Swedish home security company was the largest detractor from performance. The company’s post IPO life has been challenging, as it has so far been unable to strike a satisfactory balance of free-cash-flow generation and subscription growth. Adecco Group and CNH Industrial also detracted due to stock specific reasons.

↓
Health care detracted during the period owing to adverse stock selection effects. Ireland-based ICON plc was the biggest detractor from the sector as the stock fell sharply after accounting irregularities were disclosed during the first quarter of 2026. Pharmaceuticals group Sanofi was also amongst the top ten detractors at the stock level.

↓	The single largest detractor at the stock level was India-based HDFC Bank which detracted after the unexpected chairman resignation raised governance concerns.
Templeton Foreign Fund	PAGE 1	804-ATSR-1026

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 8/31/2016 — 8/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	5 Year	10 Year
Class R	19.86	9.10	6.74
MSCI All Country World ex-U.S. Index-NR	27.35	9.37	9.65
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$2,443,792,095
Total Number of Portfolio Holdings	47
Total Management Fee Paid	$16,846,479
Portfolio Turnover Rate	47.28%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Templeton Foreign Fund	PAGE 2	804-ATSR-1026

HOW HAS THE FUND CHANGED?
On January 1, 2026, the Fund’s principal investment strategies were revised to reflect reduced exposure to investments in derivative instruments and equity-linked notes.
In connection with these changes, principal risk disclosure regarding derivative instruments and equity-linked notes was removed from the principal risks section of the prospectus.
Effective September 30, 2025, Peter D. Sartori became a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton Foreign Fund	PAGE 3	804-ATSR-1026

Templeton Foreign Fund
Class R6 [FTFGX]
Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Templeton Foreign Fund for the period September 1, 2025, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$82	0.74%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Class R6 shares of Templeton Foreign Fund returned 20.56%. The Fund compares its performance to the MSCI All Country World ex U.S. Index-NR, which returned 27.35% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The strongest positive contribution theme was in artificial intelligence (AI) infrastructure and semiconductors. The top two contributors at the stock level were Samsung Electronics and STMicroelectronics, supported by memory demand, high-bandwidth memory and AI-related supply tightness. ASM International was another key contributor benefiting from these dynamics.

↑
Elsewhere, SSE, a U.K. network and renewables utility, was a significant contributor during the year, having raised substantial equity funding alongside its Q3 2025 results, confirming 2030 guidance and highlighting significant opportunities in transmission infrastructure over the next decade.

↑
Information technology was the best performing sector in relative terms followed by communication services. Within the latter sector, no single stock made an especially significant contribution to relative performance, but the Fund benefited from an underweight allocation to a sector which was the worst performing GICS sector for the core benchmark during the period.

Top detractors from performance:
↓
Stock selection in industrials was the principal source of detraction. Within the sector, Verisure, the Swedish home security company was the largest detractor from performance. The company’s post IPO life has been challenging, as it has so far been unable to strike a satisfactory balance of free-cash-flow generation and subscription growth. Adecco Group and CNH Industrial also detracted due to stock specific reasons.

↓
Health care detracted during the period owing to adverse stock selection effects. Ireland-based ICON plc was the biggest detractor from the sector as the stock fell sharply after accounting irregularities were disclosed during the first quarter of 2026. Pharmaceuticals group Sanofi was also amongst the top ten detractors at the stock level.

↓	The single largest detractor at the stock level was India-based HDFC Bank which detracted after the unexpected chairman resignation raised governance concerns.
Templeton Foreign Fund	PAGE 1	340-ATSR-1026

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 8/31/2016 — 8/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	5 Year	10 Year
Class R6	20.56	9.75	7.41
MSCI All Country World ex-U.S. Index-NR	27.35	9.37	9.65
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$2,443,792,095
Total Number of Portfolio Holdings	47
Total Management Fee Paid	$16,846,479
Portfolio Turnover Rate	47.28%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Templeton Foreign Fund	PAGE 2	340-ATSR-1026

HOW HAS THE FUND CHANGED?
On January 1, 2026, the Fund’s principal investment strategies were revised to reflect reduced exposure to investments in derivative instruments and equity-linked notes.
In connection with these changes, principal risk disclosure regarding derivative instruments and equity-linked notes was removed from the principal risks section of the prospectus.
Effective September 30, 2025, Peter D. Sartori became a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton Foreign Fund	PAGE 3	340-ATSR-1026

Templeton Foreign Fund
Advisor Class [TFFAX]
Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Templeton Foreign Fund for the period September 1, 2025, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$94	0.85%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Advisor Class shares of Templeton Foreign Fund returned 20.51%. The Fund compares its performance to the MSCI All Country World ex U.S. Index-NR, which returned 27.35% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The strongest positive contribution theme was in artificial intelligence (AI) infrastructure and semiconductors. The top two contributors at the stock level were Samsung Electronics and STMicroelectronics, supported by memory demand, high-bandwidth memory and AI-related supply tightness. ASM International was another key contributor benefiting from these dynamics.

↑
Elsewhere, SSE, a U.K. network and renewables utility, was a significant contributor during the year, having raised substantial equity funding alongside its Q3 2025 results, confirming 2030 guidance and highlighting significant opportunities in transmission infrastructure over the next decade.

↑
Information technology was the best performing sector in relative terms followed by communication services. Within the latter sector, no single stock made an especially significant contribution to relative performance, but the Fund benefited from an underweight allocation to a sector which was the worst performing GICS sector for the core benchmark during the period.

Top detractors from performance:
↓
Stock selection in industrials was the principal source of detraction. Within the sector, Verisure, the Swedish home security company was the largest detractor from performance. The company’s post IPO life has been challenging, as it has so far been unable to strike a satisfactory balance of free-cash-flow generation and subscription growth. Adecco Group and CNH Industrial also detracted due to stock specific reasons.

↓
Health care detracted during the period owing to adverse stock selection effects. Ireland-based ICON plc was the biggest detractor from the sector as the stock fell sharply after accounting irregularities were disclosed during the first quarter of 2026. Pharmaceuticals group Sanofi was also amongst the top ten detractors at the stock level.

↓	The single largest detractor at the stock level was India-based HDFC Bank which detracted after the unexpected chairman resignation raised governance concerns.
Templeton Foreign Fund	PAGE 1	604-ATSR-1026

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 8/31/2016 — 8/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	5 Year	10 Year
Advisor Class	20.51	9.65	7.26
MSCI All Country World ex-U.S. Index-NR	27.35	9.37	9.65
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$2,443,792,095
Total Number of Portfolio Holdings	47
Total Management Fee Paid	$16,846,479
Portfolio Turnover Rate	47.28%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Templeton Foreign Fund	PAGE 2	604-ATSR-1026

HOW HAS THE FUND CHANGED?
On January 1, 2026, the Fund’s principal investment strategies were revised to reflect reduced exposure to investments in derivative instruments and equity-linked notes.
In connection with these changes, principal risk disclosure regarding derivative instruments and equity-linked notes was removed from the principal risks section of the prospectus.
Effective September 30, 2025, Peter D. Sartori became a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton Foreign Fund	PAGE 3	604-ATSR-1026

Templeton World Fund
Class A [TEMWX]
Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Templeton World Fund for the period September 1, 2025, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$111	1.04%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Class A shares of Templeton World Fund returned 13.89%. The Fund compares its performance to the MSCI All Country World Index-NR, which returned 22.35% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The strongest positive contribution at the sector level was from utilities, primarily due to stock selection. Within this sector, SSE, a U.K. networks and renewables utility, was a significant contributor during the year, having raised substantial equity funding alongside its Q3 2025 results, confirming 2030 guidance and highlighting significant opportunities in transmission infrastructure over the next decade.

↑
Stock selection in industrials also helped with relative performance with Rolls-Royce Holdings, a leading contributor. The shares benefited from continued improvements in profitability and cash generation, supported by stronger civil aerospace aftermarket earnings and robust growth across its defense and power systems businesses.

↑
The largest stock-level contributor was Samsung Electronics, whose shares benefited from strong memory demand, improving high-bandwidth memory prospects and artificial intelligence (AI)-related supply tightness.

Top detractors from performance:
↓
Stock selection and an overweight allocation in materials was the principal source of detraction. Within the sector, construction materials group CRH was the largest detractor from relative performance. Its shares were held back by subdued residential construction demand and, later in the period, investor concerns over the cost and execution risks associated with its proposed acquisition of Arcosa. Containers and packing company Smurfit Westrock was another major detractor within the sector.

↓
Information technology also detracted owing to adverse stock selection, with five of the ten largest relative detractors drawn from the sector. SAP and Microsoft were the two largest detractors, as software shares were de-rated amid concerns over AI-led disruption, elevated capital spending and uncertain near-term returns. SAP also faced weaker-than-expected cloud guidance, while Microsoft was pressured by concerns over AI investment and free cash flow.

↓	The single largest detractor at the stock level was Ireland-based healthcare group ICON plc as the stock fell sharply after accounting irregularities were disclosed during the first quarter of 2026.
Templeton World Fund	PAGE 1	102-ATSR-1026

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,450 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 8/31/2016 — 8/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	5 Year	10 Year
Class A	13.89	8.94	8.22
Class A (with sales charge)	7.62	7.72	7.61
MSCI All Country World Index-NR	22.35	10.89	12.58
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods prior to September 10, 2018, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$2,939,046,127
Total Number of Portfolio Holdings	47
Total Management Fee Paid	$19,825,255
Portfolio Turnover Rate	107.93%
Templeton World Fund	PAGE 2	102-ATSR-1026

WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On January 1, 2026, the Fund’s principal investment strategies were revised to reflect reduced exposure to investments in derivative instruments and equity-linked notes.
In connection with these changes, principal risk disclosure regarding derivative instruments and equity-linked notes was removed from the principal risks section of the prospectus.
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton World Fund	PAGE 3	102-ATSR-1026

Templeton World Fund
Class C [TEWTX]
Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Templeton World Fund for the period September 1, 2025, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$191	1.79%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Class C shares of Templeton World Fund returned 12.98%. The Fund compares its performance to the MSCI All Country World Index-NR, which returned 22.35% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The strongest positive contribution at the sector level was from utilities, primarily due to stock selection. Within this sector, SSE, a U.K. networks and renewables utility, was a significant contributor during the year, having raised substantial equity funding alongside its Q3 2025 results, confirming 2030 guidance and highlighting significant opportunities in transmission infrastructure over the next decade.

↑
Stock selection in industrials also helped with relative performance with Rolls-Royce Holdings, a leading contributor. The shares benefited from continued improvements in profitability and cash generation, supported by stronger civil aerospace aftermarket earnings and robust growth across its defense and power systems businesses.

↑
The largest stock-level contributor was Samsung Electronics, whose shares benefited from strong memory demand, improving high-bandwidth memory prospects and artificial intelligence (AI)-related supply tightness.

Top detractors from performance:
↓
Stock selection and an overweight allocation in materials was the principal source of detraction. Within the sector, construction materials group CRH was the largest detractor from relative performance. Its shares were held back by subdued residential construction demand and, later in the period, investor concerns over the cost and execution risks associated with its proposed acquisition of Arcosa. Containers and packing company Smurfit Westrock was another major detractor within the sector.

↓
Information technology also detracted owing to adverse stock selection, with five of the ten largest relative detractors drawn from the sector. SAP and Microsoft were the two largest detractors, as software shares were de-rated amid concerns over AI-led disruption, elevated capital spending and uncertain near-term returns. SAP also faced weaker-than-expected cloud guidance, while Microsoft was pressured by concerns over AI investment and free cash flow.

↓	The single largest detractor at the stock level was Ireland-based healthcare group ICON plc as the stock fell sharply after accounting irregularities were disclosed during the first quarter of 2026.
Templeton World Fund	PAGE 1	202-ATSR-1026

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 8/31/2016 — 8/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	5 Year	10 Year
Class C	12.98	8.10	7.39
Class C (with sales charge)	11.99	8.10	7.39
MSCI All Country World Index-NR	22.35	10.89	12.58
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$2,939,046,127
Total Number of Portfolio Holdings	47
Total Management Fee Paid	$19,825,255
Portfolio Turnover Rate	107.93%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Templeton World Fund	PAGE 2	202-ATSR-1026

HOW HAS THE FUND CHANGED?
On January 1, 2026, the Fund’s principal investment strategies were revised to reflect reduced exposure to investments in derivative instruments and equity-linked notes.
In connection with these changes, principal risk disclosure regarding derivative instruments and equity-linked notes was removed from the principal risks section of the prospectus.
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton World Fund	PAGE 3	202-ATSR-1026

Templeton World Fund
Class R6 [FTWRX]
Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Templeton World Fund for the period September 1, 2025, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$81	0.76%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Class R6 shares of Templeton World Fund returned 14.16%. The Fund compares its performance to the MSCI All Country World Index-NR, which returned 22.35% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The strongest positive contribution at the sector level was from utilities, primarily due to stock selection. Within this sector, SSE, a U.K. networks and renewables utility, was a significant contributor during the year, having raised substantial equity funding alongside its Q3 2025 results, confirming 2030 guidance and highlighting significant opportunities in transmission infrastructure over the next decade.

↑
Stock selection in industrials also helped with relative performance with Rolls-Royce Holdings, a leading contributor. The shares benefited from continued improvements in profitability and cash generation, supported by stronger civil aerospace aftermarket earnings and robust growth across its defense and power systems businesses.

↑
The largest stock-level contributor was Samsung Electronics, whose shares benefited from strong memory demand, improving high-bandwidth memory prospects and artificial intelligence (AI)-related supply tightness.

Top detractors from performance:
↓
Stock selection and an overweight allocation in materials was the principal source of detraction. Within the sector, construction materials group CRH was the largest detractor from relative performance. Its shares were held back by subdued residential construction demand and, later in the period, investor concerns over the cost and execution risks associated with its proposed acquisition of Arcosa. Containers and packing company Smurfit Westrock was another major detractor within the sector.

↓
Information technology also detracted owing to adverse stock selection, with five of the ten largest relative detractors drawn from the sector. SAP and Microsoft were the two largest detractors, as software shares were de-rated amid concerns over AI-led disruption, elevated capital spending and uncertain near-term returns. SAP also faced weaker-than-expected cloud guidance, while Microsoft was pressured by concerns over AI investment and free cash flow.

↓	The single largest detractor at the stock level was Ireland-based healthcare group ICON plc as the stock fell sharply after accounting irregularities were disclosed during the first quarter of 2026.
Templeton World Fund	PAGE 1	802-ATSR-1026

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 8/31/2016 — 8/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	5 Year	10 Year
Class R6	14.16	9.25	8.54
MSCI All Country World Index-NR	22.35	10.89	12.58
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$2,939,046,127
Total Number of Portfolio Holdings	47
Total Management Fee Paid	$19,825,255
Portfolio Turnover Rate	107.93%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Templeton World Fund	PAGE 2	802-ATSR-1026

HOW HAS THE FUND CHANGED?
On January 1, 2026, the Fund’s principal investment strategies were revised to reflect reduced exposure to investments in derivative instruments and equity-linked notes.
In connection with these changes, principal risk disclosure regarding derivative instruments and equity-linked notes was removed from the principal risks section of the prospectus.
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton World Fund	PAGE 3	802-ATSR-1026

Templeton World Fund
Advisor Class [TWDAX]
Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Templeton World Fund for the period September 1, 2025, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$85	0.79%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Advisor Class shares of Templeton World Fund returned 14.09%. The Fund compares its performance to the MSCI All Country World Index-NR, which returned 22.35% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The strongest positive contribution at the sector level was from utilities, primarily due to stock selection. Within this sector, SSE, a U.K. networks and renewables utility, was a significant contributor during the year, having raised substantial equity funding alongside its Q3 2025 results, confirming 2030 guidance and highlighting significant opportunities in transmission infrastructure over the next decade.

↑
Stock selection in industrials also helped with relative performance with Rolls-Royce Holdings, a leading contributor. The shares benefited from continued improvements in profitability and cash generation, supported by stronger civil aerospace aftermarket earnings and robust growth across its defense and power systems businesses.

↑
The largest stock-level contributor was Samsung Electronics, whose shares benefited from strong memory demand, improving high-bandwidth memory prospects and artificial intelligence (AI)-related supply tightness.

Top detractors from performance:
↓
Stock selection and an overweight allocation in materials was the principal source of detraction. Within the sector, construction materials group CRH was the largest detractor from relative performance. Its shares were held back by subdued residential construction demand and, later in the period, investor concerns over the cost and execution risks associated with its proposed acquisition of Arcosa. Containers and packing company Smurfit Westrock was another major detractor within the sector.

↓
Information technology also detracted owing to adverse stock selection, with five of the ten largest relative detractors drawn from the sector. SAP and Microsoft were the two largest detractors, as software shares were de-rated amid concerns over AI-led disruption, elevated capital spending and uncertain near-term returns. SAP also faced weaker-than-expected cloud guidance, while Microsoft was pressured by concerns over AI investment and free cash flow.

↓	The single largest detractor at the stock level was Ireland-based healthcare group ICON plc as the stock fell sharply after accounting irregularities were disclosed during the first quarter of 2026.
Templeton World Fund	PAGE 1	602-ATSR-1026

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 8/31/2016 — 8/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	5 Year	10 Year
Advisor Class	14.09	9.20	8.48
MSCI All Country World Index-NR	22.35	10.89	12.58
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$2,939,046,127
Total Number of Portfolio Holdings	47
Total Management Fee Paid	$19,825,255
Portfolio Turnover Rate	107.93%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Templeton World Fund	PAGE 2	602-ATSR-1026

HOW HAS THE FUND CHANGED?
On January 1, 2026, the Fund’s principal investment strategies were revised to reflect reduced exposure to investments in derivative instruments and equity-linked notes.
In connection with these changes, principal risk disclosure regarding derivative instruments and equity-linked notes was removed from the principal risks section of the prospectus.
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton World Fund	PAGE 3	602-ATSR-1026

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Ann Torre Bates and David W. Niemiec possess the technical attributes identified in Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and has designated Ann Torre Bates and David W. Niemiec as the Audit Committee’s financial experts. Ann Torre Bates and David W. Niemiec are “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending August 31, 2025 and August 31, 2026 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $97,689 in August 31, 2025 and $97,630 in August 31, 2026.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in August 31, 2025 and $0 in August 31, 2026.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $21,000 in August 31, 2025 and $21,000 in August 31, 2026. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to the Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in August 31, 2025 and $0 in August 31, 2026.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Registrant’s Audit Committee is directly responsible for approving the services to be provided by the Auditors, including:

(i) pre-approval of all audit and audit related services;

(ii) pre-approval of all non-audit related services to be provided to the Registrant by the Auditors;

(iii) pre-approval of all non-audit related services to be provided by the Auditors to the Registrant and the Service Affiliates where the non-audit services relate directly to the operations or financial reporting of the Registrant; and

(iv) establishment by the Audit Committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the Auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of Audit Committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $218,343 in August 31, 2025 and $579,038 in August 31, 2026.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Templeton
Funds
Financial Statements and Other Important Information
Annual | August 31, 2026
Templeton Foreign Fund
Templeton World Fund
If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedules of Investments 2
Financial Statements 17
Notes to Financial Statements 21
Report of Independent Registered Public Accounting Firm 34
Tax Information 35
Changes In and Disagreements with Accountants 36
Results of Meeting(s) of Shareholders 36
Remuneration Paid to Directors, Officers and Others 36
Board Approval of Management and Subadvisory Agreements 36

Templeton Funds
Financial Highlights
Templeton Foreign Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended August 31,
2026 2025 2024 2023 2022
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.15 $8.60 $7.78 $6.32 $7.77
Income from investment operations
a
:
Net investment income
b
......................... 0.15 0.17 0.18 0.16 0.13
Net realized and unrealized gains (losses) ........... 1.65 0.56 0.83 1.38 (1.28)
Total from investment operations .................... 1.80 0.73 1.01 1.54 (1.15)
Less distributions from:
Net investment income .......................... (0.35) (0.18) (0.19) (0.08) (0.30)
Net asset value, end of year ....................... $10.60 $9.15 $8.60 $7.78 $6.32
Total return
c
................................... 20.18% 8.91% 13.28% 24.57% (15.25)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.13% 1.13% 1.13% 1.12% 1.16%
Expenses net of waiver and payments by affiliates ....... 1.10% 1.10% 1.10% 1.10% 1.10%
Net investment income ........................... 1.54% 1.99% 2.26% 2.20% 1.80%
Supplemental data
Net assets, end of year (000’s) ..................... $1,677,287 $1,541,500 $1,606,239 $1,605,982 $1,418,293
Portfolio turnover rate ............................ 47.28% 44.39%
d
42.01% 14.85% 29.07%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3 ( h ) for prior year information.

Templeton Funds
Financial Highlights
Templeton Foreign Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended August 31,
2026 2025 2024 2023 2022
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.16 $8.59 $7.76 $6.29 $7.70
Income from investment operations
a
:
Net investment income
b
......................... 0.08 0.10 0.12 0.10 0.07
Net realized and unrealized gains (losses) ........... 1.65 0.58 0.83 1.39 (1.27)
Total from investment operations .................... 1.73 0.68 0.95 1.49 (1.20)
Less distributions from:
Net investment income .......................... (0.27) (0.11) (0.12) (0.02) (0.21)
Net asset value, end of year ....................... $10.62 $9.16 $8.59 $7.76 $6.29
Total return
c
................................... 19.30% 8.13% 12.40% 23.65% (15.95)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.88% 1.88% 1.87% 1.87% 1.91%
Expenses net of waiver and payments by affiliates ....... 1.85% 1.85% 1.85% 1.85% 1.85%
Net investment income ........................... 0.77% 1.17% 1.47% 1.41% 1.03%
Supplemental data
Net assets, end of year (000’s) ..................... $13,031 $13,876 $17,220 $21,611 $23,962
Portfolio turnover rate ............................ 47.28% 44.39%
d
42.01% 14.85% 29.07%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3 ( h ) for prior year information.

Templeton Funds
Financial Highlights
Templeton Foreign Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended August 31,
2026 2025 2024 2023 2022
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.91 $8.38 $7.58 $6.16 $7.58
Income from investment operations
a
:
Net investment income
b
......................... 0.12 0.14 0.16 0.14 0.11
Net realized and unrealized gains (losses) ........... 1.61 0.55 0.82 1.35 (1.25)
Total from investment operations .................... 1.73 0.69 0.98 1.49 (1.14)
Less distributions from:
Net investment income .......................... (0.33) (0.16) (0.18) (0.07) (0.28)
Net asset value, end of year ....................... $10.31 $8.91 $8.38 $7.58 $6.16
Total return .................................... 19.86% 8.63% 13.09% 24.27% (15.54)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.38% 1.39% 1.38% 1.37% 1.41%
Expenses net of waiver and payments by affiliates ....... 1.35% 1.35% 1.35% 1.35% 1.35%
Net investment income ........................... 1.27% 1.74% 2.03% 1.95% 1.57%
Supplemental data
Net assets, end of year (000’s) ..................... $111,450 $113,063 $121,214 $116,518 $103,984
Portfolio turnover rate ............................ 47.28% 44.39%
c
42.01% 14.85% 29.07%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3 ( h ) for prior year information.

Templeton Funds
Financial Highlights
Templeton Foreign Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended August 31,
2026 2025 2024 2023 2022
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.96 $8.43 $7.63 $6.20 $7.64
Income from investment operations
a
:
Net investment income
b
......................... 0.18 0.20 0.21 0.18 0.15
Net realized and unrealized gains (losses) ........... 1.62 0.54 0.81 1.36 (1.26)
Total from investment operations .................... 1.80 0.74 1.02 1.54 (1.11)
Less distributions from:
Net investment income .......................... (0.38) (0.21) (0.22) (0.11) (0.33)
Net asset value, end of year ....................... $10.38 $8.96 $8.43 $7.63 $6.20
Total return .................................... 20.56% 9.31% 13.69% 25.02% (14.98)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.79% 0.78% 0.78% 0.77% 0.81%
Expenses net of waiver and payments by affiliates ....... 0.74% 0.74% 0.74% 0.74% 0.73%
Net investment income ........................... 1.83% 2.37% 2.72% 2.57% 2.13%
Supplemental data
Net assets, end of year (000’s) ..................... $242,577 $368,372 $387,773 $341,058 $290,974
Portfolio turnover rate ............................ 47.28% 44.39%
c
42.01% 14.85% 29.07%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3 ( h ) for prior year information.

Templeton Funds
Financial Highlights
Templeton Foreign Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended August 31,
2026 2025 2024 2023 2022
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.97 $8.44 $7.64 $6.21 $7.64
Income from investment operations
a
:
Net investment income
b
......................... 0.17 0.18 0.20 0.17 0.15
Net realized and unrealized gains (losses) ........... 1.62 0.55 0.81 1.36 (1.26)
Total from investment operations .................... 1.79 0.73 1.01 1.53 (1.11)
Less distributions from:
Net investment income .......................... (0.37) (0.20) (0.21) (0.10) (0.32)
Net asset value, end of year ....................... $10.39 $8.97 $8.44 $7.64 $6.21
Total return .................................... 20.51% 9.14% 13.55% 24.84% (14.99)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.88% 0.88% 0.88% 0.87% 0.92%
Expenses net of waiver and payments by affiliates ....... 0.85% 0.85% 0.85% 0.85% 0.85%
Net investment income ........................... 1.76% 2.19% 2.54% 2.43% 2.06%
Supplemental data
Net assets, end of year (000’s) ..................... $399,447 $546,122 $672,907 $680,297 $602,921
Portfolio turnover rate ............................ 47.28% 44.39%
c
42.01% 14.85% 29.07%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3 ( h ) for prior year information.

Templeton Funds
Schedule of Investments, August 31, 2026
Templeton Foreign Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a Industry Shares a Value
a
Common Stocks 98.0%
China 6.3%
a
Alibaba Group Holding Ltd. ......... Broadline Retail 2,127,474 $ 30,411,745
a
JD.com, Inc. , ADR ................ Broadline Retail 1,789,675 50,540,422
Prosus NV ..................... Broadline Retail 1,015,159 45,221,525
a
Tencent Holdings Ltd. ............. Interactive Media & Services 470,551 27,026,183
153,199,875
Denmark 1.6%
Novo Nordisk A/S , B .............. Pharmaceuticals 892,296 40,410,287
France 7.0%
Carrefour SA .................... Consumer Staples Distribution & Retail 4,077,284 74,080,072
Cie de Saint-Gobain SA ........... Building Products 480,206 43,523,404
Dassault Aviation SA .............. Aerospace & Defense 159,849 52,697,153
170,300,629
Germany 3.6%
adidas AG ...................... Textiles, Apparel & Luxury Goods 280,896 49,198,187
Heidelberg Materials AG ........... Construction Materials 199,410 38,008,484
87,206,671
Hong Kong 2.3%
AIA Group Ltd. .................. Insurance 2,588,509 25,024,671
Prudential plc ................... Insurance 2,314,134 31,474,784
56,499,455
Japan 8.5%
Daiwa Securities Group, Inc. ........ Capital Markets 5,079,031 58,321,666
Mizuho Financial Group, Inc. ........ Banks 472,550 25,172,048
Sumitomo Mitsui Financial Group, Inc. . Banks 1,740,249 74,705,046
Toyota Motor Corp. ............... Automobiles 2,525,051 49,594,626
207,793,386
Netherlands 9.6%
b
Akzo Nobel NV .................. Chemicals 585,913 41,920,118
c
Euronext NV , 144A , Reg S ......... Capital Markets 258,270 48,894,854
EXOR NV ...................... Financial Services 51,960 4,416,821
Heineken NV ................... Beverages 545,449 46,050,569
ING Groep NV .................. Banks 2,627,638 93,019,774
234,302,136
Singapore 2.9%
STMicroelectronics NV ............ Semiconductors & Semiconductor Equipment 1,441,917 72,165,282
South Korea 5.5%
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 470,241 88,773,456
SK Hynix, Inc. ................... Semiconductors & Semiconductor Equipment 14,570 17,633,893
d
SK Hynix, Inc. , ADR .............. Semiconductors & Semiconductor Equipment 165,600 27,254,448
133,661,797
Switzerland 3.0%
UBS Group AG .................. Capital Markets 1,342,295 73,499,339
Taiwan 6.4%
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 2,081,094 156,398,117
United Kingdom 23.8%
AstraZeneca plc ................. Pharmaceuticals 442,602 71,355,375
Barratt Redrow plc ............... Household Durables 12,117,794 51,654,013

Templeton Funds
Schedule of Investments
Templeton Foreign Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a Industry Shares a Value
a
Common Stocks
(continued)
United Kingdom (continued)
b
Diageo plc , ADR ................. Beverages 529,894 $ 48,670,764
JD Sports Fashion plc ............. Specialty Retail 49,787,254 57,734,596
Lloyds Banking Group plc .......... Banks 40,004,930 58,980,545
Persimmon plc .................. Household Durables 3,843,109 60,741,943
SSE plc ....................... Electric Utilities 1,901,037 62,491,943
Standard Chartered plc ............ Banks 2,994,336 86,962,023
Unilever plc ..................... Personal Care Products 765,732 49,297,433
d
Verisure plc ..................... Commercial Services & Supplies 3,294,878 34,020,467
581,909,102
United States 17.5%
Booking Holdings, Inc. ............ Hotels, Restaurants & Leisure 235,654 46,916,355
BP plc ......................... Oil, Gas & Consumable Fuels 9,834,453 70,343,803
b
CNH Industrial NV ................ Machinery 6,749,929 79,851,660
CRH plc ....................... Construction Materials 474,849 44,773,512
Sanofi SA ...................... Pharmaceuticals 697,937 62,052,915
Shell plc ....................... Oil, Gas & Consumable Fuels 1,203,360 55,133,411
Smurfit Westrock plc .............. Containers & Packaging 1,479,558 69,391,270
428,462,926
Total Common Stocks (Cost $ 1,759,273,559 ) ....................................
2,395,809,002
Short Term Investments 2.9%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Time Deposits 1.9%
Canada 1.9%
Royal Bank of Canada , 3.58% , 9/01/26 44,900,000 44,900,000
Total Time Deposits (Cost $ 44,900,000 ) ........................................
44,900,000
Shares
e
Investments from Cash Collateral Received for Loaned
Securities 1.0%
Money Market Funds 1.0%
f,g
Franklin Institutional U.S. Government
Money Market Fund , 3.629% ...... 25,016,440 25,016,440
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$ 25,016,440 ) ................................................................
25,016,440
a a a a a
Total Short Term Investments (Cost $ 69,916,440 ) ................................
69,916,440
a a a
Total Investments (Cost $ 1,829,189,999 ) 100.9% ................................
$2,465,725,442
Other Assets, less Liabilities (0.9) % ...........................................
(21,933,347)
Net Assets 100.0% ...........................................................
$2,443,792,095
a a a

Templeton Funds
Schedule of Investments
Templeton Foreign Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

See Abbreviations on page 33.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Variable interest entity (VIE). See Note 6 regarding investments made through a VIE structure. At August 31, 2026, the aggregate value of these securities was
$107,978,350, representing 4.4% of net assets.
b
A portion or all of the security is on loan at August 31, 2026. See Note 1(c).
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2026, the value of this security was
$48,894,854, representing 2.0% of net assets.
d
Non-income producing.
e
See Note 1(c) regarding securities on loan.
f
See Note 3(f) regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.

Templeton Funds
Financial Highlights
Templeton World Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended August 31,
2026 2025 2024 2023 2022
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $18.87 $17.62 $13.91 $11.85 $15.52
Income from investment operations
a
:
Net investment income (loss)
b
.................... (—)
c
0.05 0.01 0.04 (—)
c
Net realized and unrealized gains (losses) ........... 2.44 2.31 3.79 2.21 (3.44)
Total from investment operations .................... 2.44 2.36 3.80 2.25 (3.44)
Less distributions from:
Net investment income .......................... — (—)
c
(0.09) (0.05) (0.23)
Net realized gains ............................. (2.37) (1.11) — (0.14) —
Total distributions ............................... (2.37) (1.11) (0.09) (0.19) (0.23)
Net asset value, end of year ....................... $18.94 $18.87 $17.62 $13.91 $11.85
Total return
d
................................... 13.89% 14.23% 27.48% 19.23% (22.39)%
Ratios to average net assets
Expenses ..................................... 1.04%
e
1.05% 1.03%
e
1.04%
e
1.04%
Net investment income (loss) ...................... (0.02)% 0.26% 0.09% 0.32% (—)%
f
Supplemental data
Net assets , end of year (000’s) ..................... $2,800,951 $2,667,444 $2,592,377 $2,289,332 $2,138,297
Portfolio turnover rate ............................ 107.93% 100.16% 52.04% 47.28% 81.20%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Rounds to less than 0.01%.

Templeton Funds
Financial Highlights
Templeton World Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended August 31,
2026 2025 2024 2023 2022
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $17.70 $16.71 $13.21 $11.30 $14.76
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.13) (0.08) (0.10) (0.06) (0.10)
Net realized and unrealized gains (losses) ........... 2.27 2.18 3.60 2.11 (3.29)
Total from investment operations .................... 2.14 2.10 3.50 2.05 (3.39)
Less distributions from:
Net investment income .......................... — — — — (0.07)
Net realized gains ............................. (2.37) (1.11) — (0.14) —
Total distributions ............................... (2.37) (1.11) — (0.14) (0.07)
Net asset value, end of year ....................... $17.47 $17.70 $16.71 $13.21 $11.30
Total return
c
................................... 12.98% 13.39% 26.50% 18.33% (23.01)%
Ratios to average net assets
Expenses ..................................... 1.79%
d
1.80% 1.79%
d
1.79%
d
1.81%
Net investment (loss) ............................ (0.77)% (0.50)% (0.67)% (0.48)% (0.77)%
Supplemental data
Net assets , end of year (000’s) ..................... $4,716 $5,360 $6,187 $6,476 $7,348
Portfolio turnover rate ............................ 107.93% 100.16% 52.04% 47.28% 81.20%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Templeton Funds
Financial Highlights
Templeton World Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended August 31,
2026 2025 2024 2023 2022
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $18.90 $17.64 $13.92 $11.86 $15.53
Income from investment operations
a
:
Net investment income
b
......................... 0.05 0.10 0.06 0.08 0.04
Net realized and unrealized gains (losses) ........... 2.45 2.32 3.79 2.19 (3.43)
Total from investment operations .................... 2.50 2.42 3.85 2.27 (3.39)
Less distributions from:
Net investment income .......................... — (0.05) (0.13) (0.07) (0.28)
Net realized gains ............................. (2.37) (1.11) — (0.14) —
Total distributions ............................... (2.37) (1.16) (0.13) (0.21) (0.28)
Net asset value, end of year ....................... $19.03 $18.90 $17.64 $13.92 $11.86
Total return .................................... 14.16% 14.61% 27.85% 19.50% (22.14)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.79% 0.78% 0.78% 0.77% 0.78%
Expenses net of waiver and payments by affiliates ....... 0.76% 0.76% 0.75% 0.75% 0.76%
Net investment income ........................... 0.26% 0.55% 0.41% 0.61% 0.29%
Supplemental data
Net assets , end of year (000’s) ..................... $29,085 $25,997 $26,493 $38,834 $34,238
Portfolio turnover rate ............................ 107.93% 100.16% 52.04% 47.28% 81.20%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.

Templeton Funds
Financial Highlights
Templeton World Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended August 31,
2026 2025 2024 2023 2022
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $18.91 $17.65 $13.93 $11.86 $15.54
Income from investment operations
a
:
Net investment income
b
......................... 0.04 0.09 0.05 0.07 0.03
Net realized and unrealized gains (losses) ........... 2.45 2.33 3.80 2.21 (3.44)
Total from investment operations .................... 2.49 2.42 3.85 2.28 (3.41)
Less distributions from:
Net investment income .......................... — (0.05) (0.13) (0.07) (0.27)
Net realized gains ............................. (2.37) (1.11) — (0.14) —
Total distributions ............................... (2.37) (1.16) (0.13) (0.21) (0.27)
Net asset value, end of year ....................... $19.03 $18.91 $17.65 $13.93 $11.86
Total return .................................... 14.09% 14.55% 27.81% 19.52% (22.22)%
Ratios to average net assets
Expenses ..................................... 0.79%
c
0.80% 0.79%
c
0.79%
c
0.81%
Net investment income ........................... 0.23% 0.51% 0.33% 0.57% 0.24%
Supplemental data
Net assets , end of year (000’s) ..................... $104,294 $98,938 $93,548 $99,935 $86,424
Portfolio turnover rate ............................ 107.93% 100.16% 52.04% 47.28% 81.20%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Templeton Funds
Schedule of Investments, August 31, 2026
Templeton World Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a Industry Shares a Value
a
Common Stocks 95.5%
China 2.8%
a,b
Alibaba Group Holding Ltd. , ADR .... Broadline Retail 486,030 $ 55,417,141
BYD Co. Ltd. , H ................. Automobiles 2,432,320 26,847,579
82,264,720
France 5.7%
Airbus SE ...................... Aerospace & Defense 266,327 60,782,383
Safran SA ...................... Aerospace & Defense 271,982 106,301,487
167,083,870
Germany 4.3%
Infineon Technologies AG .......... Semiconductors & Semiconductor Equipment 411,206 26,805,332
Siemens Energy AG .............. Electrical Equipment 597,080 98,343,625
125,148,957
Hong Kong 3.2%
AIA Group Ltd. .................. Insurance 6,496,297 62,803,605
Hong Kong Exchanges & Clearing Ltd. Capital Markets 586,930 31,733,219
94,536,824
Japan 2.8%
IHI Corp. ....................... Machinery 1,800,790 30,087,555
Mitsubishi Heavy Industries Ltd. ..... Machinery 973,260 23,584,517
Mizuho Financial Group, Inc. ........ Banks 563,630 30,023,746
83,695,818
Netherlands 4.0%
ASML Holding NV ................ Semiconductors & Semiconductor Equipment 28,995 49,176,493
ING Groep NV .................. Banks 1,903,827 67,396,482
116,572,975
South Korea 4.8%
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 387,369 73,128,640
SK Hynix, Inc. ................... Semiconductors & Semiconductor Equipment 57,230 69,264,771
142,393,411
Taiwan 4.8%
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 927,655 69,715,013
Taiwan Semiconductor Manufacturing
Co. Ltd. , ADR .................. Semiconductors & Semiconductor Equipment 172,256 71,541,362
141,256,375
United Kingdom 8.8%
AstraZeneca plc ................. Pharmaceuticals 291,610 47,012,758
HSBC Holdings plc ............... Banks 3,613,270 74,012,210
Rolls-Royce Holdings plc .......... Aerospace & Defense 5,340,939 108,550,143
SSE plc ....................... Electric Utilities 864,353 28,413,492
257,988,603
United States 54.3%
Alphabet, Inc. , A ................. Interactive Media & Services 407,819 138,393,378
c
Amazon.com, Inc. ................ Broadline Retail 488,778 126,969,861
Applied Materials, Inc. ............. Semiconductors & Semiconductor Equipment 80,260 36,790,381
c
AppLovin Corp. , A ................ Media 68,630 21,416,678
c
Arista Networks, Inc. .............. Communications Equipment 147,720 28,907,327
Booking Holdings, Inc. ............ Hotels, Restaurants & Leisure 265,490 52,856,404
Broadcom, Inc. .................. Semiconductors & Semiconductor Equipment 278,025 102,963,778

Templeton Funds
Schedule of Investments
Templeton World Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a Industry Shares a Value
a
Common Stocks
(continued)
United States (continued)
CNH Industrial NV ................ Machinery 2,590,430 $ 30,644,787
CRH plc ....................... Construction Materials 572,065 53,940,009
a,c
Illumina, Inc. .................... Life Sciences Tools & Services 127,700 27,280,551
c
Intel Corp. ...................... Semiconductors & Semiconductor Equipment 810,533 72,550,809
c
IQVIA Holdings, Inc. .............. Life Sciences Tools & Services 238,670 62,338,217
JPMorgan Chase & Co. ............ Banks 82,110 29,232,802
Linde plc ....................... Chemicals 132,470 64,854,663
Medtronic plc ................... Health Care Equipment & Supplies 624,890 56,646,278
Meta Platforms, Inc. , A ............ Interactive Media & Services 144,859 82,908,600
Microsoft Corp. .................. Software 350,466 177,787,897
NVIDIA Corp. ................... Semiconductors & Semiconductor Equipment 631,280 139,373,998
Progressive Corp. (The) ........... Insurance 200,590 43,744,667
S&P Global, Inc. ................. Capital Markets 129,570 56,471,789
a
Smurfit Westrock plc .............. Containers & Packaging 1,124,830 52,754,527
Thermo Fisher Scientific, Inc. ....... Life Sciences Tools & Services 119,296 73,617,562
Visa, Inc. , A ..................... Financial Services 169,410 64,269,072
1,596,714,035
Total Common Stocks (Cost $ 2,085,282,873 ) ....................................
2,807,655,588
Short Term Investments 4.2%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Time Deposits 4.2%
Canada 4.2%
National Bank of Canada , 3.58% ,
9/01/26 ...................... 50,000,000 50,000,000
Royal Bank of Canada , 3.58% , 9/01/26 72,700,000 72,700,000
122,700,000
Total Time Deposits (Cost $ 122,700,000 ) .......................................
122,700,000
Shares
d
Investments from Cash Collateral Received for Loaned
Securities 0.0%
†
Money Market Funds 0.0%
†
e,f
Franklin Institutional U.S. Government
Money Market Fund , 3.629% ...... 351,649 351,649
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$ 351,649 ) ...................................................................
351,649
a a a a a
Total Short Term Investments (Cost $ 123,051,649 ) ...............................
123,051,649
a a a
Total Investments (Cost $ 2,208,334,522 ) 99.7% ..................................
$2,930,707,237
Other Assets, less Liabilities 0.3% .............................................
8,338,890
Net Assets 100.0% ...........................................................
$2,939,046,127
a a a

Templeton Funds
Schedule of Investments
Templeton World Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 33.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
A portion or all of the security is on loan at August 31, 2026. See Note 1(c).
b
Variable interest entity (VIE). See Note 6 regarding investments made through a VIE structure. At August 31, 2026, the value of this security was $55,417,141, representing
1.9% of net assets.
c
Non-income producing.
d
See Note 1(c) regarding securities on loan.
e
See Note 3(f) regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Templeton Funds
Financial Statements
Statements of Assets and Liabilities
August 31, 2026
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Templeton
Foreign Fund
Templeton
World Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers .................................................. $1,804,173,559 $2,207,982,873
Cost - Non-controlled affiliates (Note 3 f ) ....................................... 25,016,440 351,649
Value - Unaffiliated issuers (Includes securities loaned of $ 83,167,789 and $ 97,545,451 , respectively) ............................................................ $2,440,709,002 $2,930,355,588
Value - Non-controlled affiliates (Note 3 f ) ....................................... 25,016,440 351,649
Cash ................................................................... 19,236 999,807
Foreign currency, at value (cost $ 1,305 and $ 955 , respectively) ....................... 1,308 957
Receivables:
Investment securities sold .................................................. 28,016,453 8,007,389
Capital shares sold ....................................................... 449,336 324,998
Dividends and interest .................................................... 9,164,030 4,240,733
Foreign tax refund ........................................................ 359,618 —
European Union tax reclaims (Note 1 d ) ........................................ — 747,987
Total assets ......................................................... 2,503,735,423 2,945,029,108
Liabilities:
Payables:
Investment securities purchased ............................................. 29,461,924 —
Capital shares redeemed .................................................. 2,433,692 1,444,079
Management fees ........................................................ 1,359,980 1,714,881
Distribution fees ......................................................... 419,528 591,506
Transfer agent fees ....................................................... 983,027 576,108
Trustees' fees and expenses ................................................ 7,497 3,119
IRS closing agreement payments for European Union tax reclaims (Note 1 d ) ............ — 1,110,522
Payable upon return of securities loaned (Note 1 c ) ................................. 25,016,440 351,649
Accrued expenses and other liabilities .......................................... 261,240 191,117
Total liabilities ........................................................ 59,943,328 5,982,981
Net assets, at value ................................................ $2,443,792,095 $2,939,046,127
Net assets consist of:
Paid-in capital ............................................................ $1,694,144,721 $1,948,954,055
Total distributable earnings (losses) ............................................ 749,647,374 990,092,072
Net assets, at value ................................................ $2,443,792,095 $2,939,046,127

Templeton Funds
Financial Statements
Statements of Assets and Liabilities
(continued)
August 31, 2026
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Templeton
Foreign Fund
Templeton
World Fund
Class A:
Net assets, at value ...................................................... $1,677,287,185 $2,800,950,723
Shares outstanding ....................................................... 158,260,191 147,846,740
Net asset value per share
a ,b
................................................. $10.60 $18.94
Maximum offering price per share (net asset value per share ÷ 94 .50% )
b
............... $11.22 $20.04
Class C:
Net assets, at value ...................................................... $13,031,061 $4,716,105
Shares outstanding ....................................................... 1,226,955 269,895
Net asset value and maximum offering price per share
a ,b
........................... $10.62 $17.47
Class R:
Net assets, at value ...................................................... $111,450,200 $—
Shares outstanding ....................................................... 10,810,222 —
Net asset value and maximum offering price per share
b
............................ $10.31 $—
Class R6:
Net assets, at value ...................................................... $242,576,766 $29,085,275
Shares outstanding ....................................................... 23,379,066 1,528,576
Net asset value and maximum offering price per share
b
............................ $10.38 $19.03
Advisor Class:
Net assets, at value ...................................................... $399,446,883 $104,294,024
Shares outstanding ....................................................... 38,449,160 5,479,314
Net asset value and maximum offering price per share
b
............................ $10.39 $19.03
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Templeton Funds
Financial Statements
Statements of Operations
for the year ended August 31, 2026
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Templeton
Foreign Fund
Templeton
World Fund
Investment income:
Dividends: (net of foreign taxes of $5,740,948 and $3,701,724, respectively)
Unaffiliated issuers ....................................................... $63,550,493 $26,664,451
Interest:
Unaffiliated issuers ....................................................... 2,755,044 2,236,199
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) .................................... (692,723) (87,771)
Non-controlled affiliates (Note 3 f ) ............................................ 865,040 125,176
Other income (Note 1d) ..................................................... — 27,489
Total investment income .................................................. 66,477,854 28,965,544
Expenses:
Management fees (Note 3 a ) .................................................. 17,649,256 19,829,780
Distribution fees: (Note 3c )
    Class A ............................................................... 4,080,044 6,797,340
    Class C ............................................................... 136,848 52,316
    Class R ............................................................... 565,312 —
Transfer agent fees: (Note 3e )
    Class A ............................................................... 2,324,907 1,682,155
    Class C ............................................................... 19,514 3,221
    Class R ............................................................... 161,168 —
    Class R6 .............................................................. 177,229 17,126
    Advisor Class ........................................................... 648,578 62,001
Custodian fees ........................................................... 168,995 113,841
Reports to shareholders fees ................................................. 178,039 61,723
Registration and filing fees ................................................... 75,707 106,994
Professional fees .......................................................... 118,051 119,124
Trustees' fees and expenses ................................................. 303,009 331,506
Other ................................................................... 246,979 134,438
Total expenses ........................................................ 26,853,636 29,311,565
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............................. (883,163) (13,295)
Net expenses ........................................................ 25,970,473 29,298,270
Net investment income (loss) ........................................... 40,507,381 (332,726)
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $5,028,358 and $4,884,688, respectively)
Unaffiliated issuers ..................................................... 222,108,077 330,209,053
Foreign currency transactions ............................................... 371,269 119,728
Net realized gain (loss) ................................................. 222,479,346 330,328,781
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ..................................................... 204,340,460 32,342,447
Translation of other assets and liabilities denominated in foreign currencies ............. (129,793) (164,078)
Change in deferred taxes on unrealized appreciation .............................. 5,850,541 6,662,306
Net change in unrealized appreciation (depreciation) ........................... 210,061,208 38,840,675
Net realized and unrealized gain (loss) ........................................... 432,540,554 369,169,456
Net increase (decrease) in net assets resulting from operations ......................... $473,047,935 $368,836,730

Templeton Funds
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Templeton Foreign Fund Templeton World Fund
Year Ended
August 31, 2026
Year Ended
August 31, 2025
Year Ended
August 31, 2026
Year Ended
August 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ....... $40,507,381 $52,719,497 $(332,726) $7,289,113
Net realized gain (loss) ............ 222,479,346 129,871,782 330,328,781 397,555,118
Net change in unrealized appreciation
(depreciation) ................. 210,061,208 21,201,442 38,840,675 (46,449,257)
Net increase (decrease) in net
assets resulting from operations . 473,047,935 203,792,721 368,836,730 358,394,974
Distributions to shareholders:
Class A ........................ (57,268,704) (32,084,926) (325,153,474) (158,900,136)
Class C ........................ (377,447) (199,047) (698,632) (382,723)
Class R ........................ (3,886,174) (2,255,243) — —
Class R6 ....................... (14,615,493) (9,520,094) (3,299,351) (1,680,416)
Advisor Class ................... (18,375,080) (13,240,139) (11,806,783) (6,032,030)
Total distributions to shareholders ..... (94,522,898) (57,299,449) (340,958,240) (166,995,305)
Capital share transactions: (Note 2 )
Class A ........................ (104,465,422) (154,386,205) 107,180,010 (107,578,857)
Class C ........................ (2,903,322) (4,109,409) (584,382) (1,117,407)
Class R ........................ (18,298,280) (15,048,062) — —
Class R6 ....................... (176,342,219) (42,582,011) 2,728,291 (2,258,995)
Advisor Class ................... (215,657,184) (152,786,832) 4,103,937 (1,309,258)
Total capital share transactions ....... (517,666,427) (368,912,519) 113,427,856 (112,264,517)
Net increase (decrease) in net
assets ..................... (139,141,390) (222,419,247) 141,306,346 79,135,152
Net assets:
Beginning of year .................. 2,582,933,485 2,805,352,732 2,797,739,781 2,718,604,629
End of year ...................... $2,443,792,095 $2,582,933,485 $2,939,046,127 $2,797,739,781

Templeton Funds

franklintempleton.com
Annual Report
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Templeton Funds (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of two separate funds (Funds). The Funds follow the
accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification
Topic 946, Financial Services – Investment Companies (ASC
946) and apply the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. The
classes of shares offered within each of the Funds are
indicated below. Class C shares automatically convert to
Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
Class A, Class C, Class R, Class R6 & Advisor Class
Templeton Foreign Fund
Class A, Class C, Class R6 & Advisor Class
Templeton World Fund
Effective January 15, 2027, Templeton World Fund will be
renamed Templeton Global Leaders Fund.
The following summarizes the Funds' significant accounting
policies .
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in time deposits are valued at cost, which approximates fair value.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Funds' portfolio securities as determined at the

Templeton Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At August 31, 2026, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
Certain or all Funds participate in an agency based
securities lending program to earn additional income. The
Fund receives collateral in the form of cash and/or U.S.
Government and Agency securities against the loaned
securities in an amount equal to at least 102% of the fair
value of the loaned securities. Collateral is maintained
over the life of the loan in an amount not less than 100%
of the fair value of loaned securities, as determined at
the close of Fund business each day; any additional
collateral required due to changes in security values is
delivered to the Fund on the next business day. Any cash
collateral received is deposited into a joint cash account
with other funds and is used to invest in a money market
fund managed by Franklin Advisers, Inc., an affiliate of
the Funds. Additionally, at August 31, 2026, Templeton
Foreign Fund and Templeton World Fund held $62,531,419
and $102,876,220, respectively, in U.S. Government and
Agency securities as collateral. These securities are held as collateral in segregated accounts with the Funds' custodian.
The Fund cannot repledge or resell these securities held
as collateral. As such, the non-cash collateral is excluded
from the Statements of Assets and Liabilities. The Fund may
receive income from the investment of cash collateral, in
addition to lending fees paid by the borrower. Income from
securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Statements of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on
its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market
using the collateral received. The securities lending agent
has agreed to indemnify the Fund in the event of default
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
by a third party borrower. Securities on loan outstanding
at period end, if any, are listed in the Funds' Schedules of
Investments.
d. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if
any, are recorded based on the tax regulations and rates
that exist in the foreign markets in which the Funds invest.
In some cases, the Funds may be entitled to reclaim all or
a portion of such taxes, and such reclaim amounts, if any,
are reflected as a dividend receivable in the Statements of
Assets and Liabilities and dividend income in the Statements of Operations. In many cases, however, the Funds may
not receive such amounts for an extended period of time,
depending on the country of investment. When a capital gain
tax is determined to apply, certain or all Funds record an
estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, certain or all Funds filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (EU reclaims). Income recognized, if any, for
EU reclaims is reflected as other income in the Statements
of Operations and any related receivable, if any, is reflected as European Union tax reclaims in the Statements of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statements of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Funds, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Funds during a fiscal year exceed foreign withholding taxes paid by the Funds,
and the Funds previously passed through to its shareholders
foreign taxes incurred by the Funds to be used as a credit or deduction on a shareholder’s income tax return, the Funds
will enter into a closing agreement with the Internal Revenue
Service (IRS) in order to pay the associated tax liability on behalf of the Funds' shareholders. The Funds previously
determined to enter into a closing agreement with the IRS
and recorded any adjustments to estimated payments as
other income, as reflected in the Statements of Operations.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of August 31, 2026, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). The Funds' federal and state income and federal
excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state
departments of revenue.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest
income (including interest income from payment-in-kind
securities, if any) and estimated expenses are accrued
daily. Dividend income is recorded on the ex-dividend date
except for certain dividends from securities where the
dividend rate is not available. In such cases, the dividend
is recorded as soon as the information is received by the
Funds. Distributions to shareholders are recorded on the
ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
1. Organization and Significant Accounting Policies
(continued)
c. Securities Lending
(continued)

Templeton Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Funds, enters into contracts
with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At August 31, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
Templeton Foreign Fund Templeton World Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended August 31, 2026
Shares sold
a
................................... 8,940,258 $88,910,502 10,457,196 $197,111,061
Shares issued in reinvestment of distributions .......... 5,775,629 54,175,399 17,288,539 305,661,362
Shares redeemed ............................... (24,981,558) (247,551,323) (21,228,231) (395,592,413)
Net increase (decrease) .......................... (10,265,671) $(104,465,422) 6,517,504 $107,180,010
Year ended August 31, 2025
Shares sold
a
................................... 8,146,651 $68,114,745 5,103,637 $89,005,165
Shares issued in reinvestment of distributions .......... 3,989,681 30,321,574 8,899,573 149,067,843
Shares redeemed ............................... (30,400,498) (252,822,524) (19,822,496) (345,651,865)
Net increase (decrease) .......................... (18,264,166) $(154,386,205) (5,819,286) $(107,578,857)
Class C
1. Organization and Significant Accounting Policies
(continued)
e. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Templeton Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Foreign Fund Templeton World Fund
Shares Amount Shares Amount
Class C Shares:
Year ended August 31, 2026
Shares sold ................................... 208,922 $2,068,025 34,057 $594,545
Shares issued in reinvestment of distributions .......... 39,398 372,315 42,623 698,589
Shares redeemed
a
.............................. (536,154) (5,343,662) (109,592) (1,877,516)
Net increase (decrease) .......................... (287,834) $(2,903,322) (32,912) $(584,382)
Year ended August 31, 2025
Shares sold ................................... 174,802 $1,466,613 37,667 $624,154
Shares issued in reinvestment of distributions .......... 25,725 196,796 23,995 378,875
Shares redeemed
a
.............................. (689,398) (5,772,818) (129,129) (2,120,436)
Net increase (decrease) .......................... (488,871) $(4,109,409) (67,467) $(1,117,407)
Class R
Class R Shares:
Year ended August 31, 2026
Shares sold ................................... 615,767 $5,988,930 — $—
Shares issued in reinvestment of distributions .......... 425,136 3,885,743 — —
Shares redeemed ............................... (2,924,508) (28,172,953) — —
Net increase (decrease) .......................... (1,883,605) $(18,298,280) — $—
Year ended August 31, 2025
Shares sold ................................... 1,050,534 $8,499,430 — $—
Shares issued in reinvestment of distributions .......... 304,180 2,253,972 — —
Shares redeemed ............................... (3,128,651) (25,801,464) — —
Net increase (decrease) .......................... (1,773,937) $(15,048,062) — $—
Class R6
Class R6 Shares:
Year ended August 31, 2026
Shares sold ................................... 4,560,815 $44,176,344 315,058 $5,928,107
Shares issued in reinvestment of distributions .......... 1,392,869 12,758,678 176,187 3,122,038
Shares redeemed ............................... (23,689,347) (233,277,241) (338,313) (6,321,854)
Net increase (decrease) .......................... (17,735,663) $(176,342,219) 152,932 $2,728,291
Year ended August 31, 2025
Shares sold ................................... 8,400,845 $68,212,528 231,637 $4,057,103
Shares issued in reinvestment of distributions .......... 1,137,609 8,452,433 95,503 1,598,721
Shares redeemed ............................... (14,411,793) (119,246,972) (453,337) (7,914,819)
Net increase (decrease) .......................... (4,873,339) $(42,582,011) (126,197) $(2,258,995)
Advisor Class
2. Shares of Beneficial Interest
(continued)

Templeton Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
3. Transactions with Affiliates
Effective August 17, 2026, Franklin Resources, Inc. was renamed Franklin Templeton, Inc. Franklin Templeton, Inc. is the
holding company for various subsidiaries. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
Templeton Foreign Fund pays an investment management fee, calculated daily and paid monthly, to Global Advisors based on the average daily net assets of the Fund as follows:
Templeton Foreign Fund Templeton World Fund
Shares Amount Shares Amount
Advisor Class Shares:
Year ended August 31, 2026
Shares sold ................................... 6,369,757 $61,143,608 1,405,990 $26,361,561
Shares issued in reinvestment of distributions .......... 1,790,065 16,432,798 619,677 10,986,883
Shares redeemed ............................... (30,589,782) (293,233,590) (1,779,346) (33,244,507)
Net increase (decrease) .......................... (22,429,960) $(215,657,184) 246,321 $4,103,937
Year ended August 31, 2025
Shares sold ................................... 13,045,343 $105,600,853 977,752 $17,085,499
Shares issued in reinvestment of distributions .......... 1,587,795 11,813,196 336,737 5,640,353
Shares redeemed in-kind (Not e 3h) .................. (14,642,321) (116,113,608) — —
Shares redeemed ............................... (18,843,371) (154,087,273) (1,383,044) (24,035,110)
Net increase (decrease) .......................... (18,852,554) $(152,786,832) (68,555) $(1,309,258)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Templeton Global Advisors Limited (Global Advisors) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.705% Up to and including $1 billion
0.690% Over $1 billion, up to and including $5 billion
0.675% Over $5 billion, up to and including $10 billion
0.655% Over $10 billion, up to and including $15 billion
0.635% Over $15 billion, up to and including $20 billion
0.615% Over $20 billion, up to and including $25 billion
0.605% Over $25 billion, up to and including $30 billion
0.595% Over $30 billion, up to and including $35 billion
0.585% In excess of $35 billion
2. Shares of Beneficial Interest
(continued)

Templeton Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton World Fund pays an investment management fee, calculated daily and paid monthly, to Global Advisors based on the average daily net assets of the Fund as follows:
For the year ended August 31, 2026, each Fund's gross effective investment management fee rate based on average daily net assets was as follows:
b. Administrative Fees
Under an agreement with Global Advisors, FT Services provides administrative services to the Funds. The fee is paid by
Global Advisors based on the Funds' average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds' Class A reimbursement distribution plans, the Funds reimburse
Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds' Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the year:
Annualized Fee Rate Net Assets
0.705% Up to and including $1 billion
0.690% Over $1 billion, up to and including $5 billion
0.675% Over $5 billion, up to and including $10 billion
0.655% Over $10 billion, up to and including $15 billion
0.635% Over $15 billion, up to and including $20 billion
0.615% In excess of $20 billion
Templeton
Foreign Fund
Templeton
World Fund
Gross effective investment management fee rate .................................... 0.696% 0.695%
Templeton
Foreign Fund
Templeton
World Fund
Class A ................................................................. 0.25% 0.25%
Class C ................................................................. 1.00% 1.00%
Class R ................................................................. 0.50% —%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Templeton Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Funds based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the year ended August 31, 2026, the Funds paid transfer agent fees as noted in the Statements of Operations, of which the following amounts were retained by Investor Services:
f. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies of such fund.
Management fees paid by the Funds are generally waived on assets invested in affiliated management investment companies, as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate. For securities lending cash collateral invested in affiliated management investment companies, however, the applicable waiver is subject to a contractual cap and may not fully offset the fees attributable to those investments.
During the year ended August 31, 2026, investments in affiliated management investment companies were as follows:
Templeton
Foreign Fund
Templeton
World Fund
Sales charges retained net of commissions paid to unaffiliated brokers/dealers ............. $37,293 $25,778
CDSC retained ............................................................. $3,407 $704
Templeton
Foreign Fund
Templeton
World Fund
Transfer agent fees .......................................................... $888,567 $649,711
3. Transactions with Affiliates
(continued)
d. Sales Charges/Underwriting Agreements
(continued)

Templeton Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
g. Waiver and Expense Reimbursements
Global Advisors has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Templeton Foreign Fund so that the operating expenses (excluding distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.85%, and for R6 do not exceed 0.74%, based on the average net assets of each class until December 31, 2026. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Transfer agent fees on Class R6 shares of the Funds have been capped so that transfer agent fees for that class do not exceed 0.03% based on the average net assets of the class until December 31, 2026.
h. Other Affiliated Transactions
During the year ended August 31, 2025, the New Jersey Better Educational Savings Trust Program – Franklin Templeton
Managed Investments Options (529 Portfolios) redeemed out of Templeton Foreign Fund. As a result, on November 22, 2024, the Fund delivered portfolio securities and cash that were transferred in-kind to the 529 Portfolios, which included $1,397,640 of net realized gains. As such gains are not taxable to the Fund and are not distributed to remaining shareholders, they are reclassified from accumulated net realized gains to paid-in capital.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Templeton Foreign Fund
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 3.629% ............ $— $397,414,874 $(372,398,434) $— $— $25,016,440 25,016,440 $865,040
Total Affiliated Securities ... $— $397,414,874 $(372,398,434) $— $— $25,016,440 $865,040
Templeton World Fund
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 3.629% ............ $— $169,859,595 $(169,507,946) $— $— $351,649 351,649 $125,176
Total Affiliated Securities ... $— $169,859,595 $(169,507,946) $— $— $351,649 $125,176
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Templeton Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains. During the year ended August 31, 2026, the utilized capital loss carryforwards were as follows:
The tax character of distributions paid during the years ended August 31, 2026 and 2025, was as follows:
At August 31, 2026, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales, passive foreign investment company shares, foreign capital gains tax and net operating losses.
The Funds utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended August 31, 2026, were as follows:
Templeton
Foreign Fund
Capital loss utilized carryforwards ................................................................ $124,369,053
Templeton Foreign Fund Templeton World Fund
2026 2025 2026 2025
Distributions paid from:
Ordinary income ........................ $94,522,898 $57,299,449 $4,615,900 $42,362,374
Long term capital gain .................... — — 336,342,340 124,632,931
$94,522,898 $57,299,449 $340,958,240 $166,995,305
Templeton
Foreign Fund
Templeton
World Fund
a a a
Cost of investments ......................................................... $1,844,255,487 $2,226,137,038
Unrealized appreciation ....................................................... $712,215,811 $780,588,517
Unrealized depreciation ....................................................... (90,745,856) (76,018,318)
Net unrealized appreciation (depreciation) ......................................... $621,469,955 $704,570,199
Distributable earnings:
Undistributed ordinary income .................................................. $64,834,906 $99,397,430
Undistributed long term capital gains ............................................. 68,388,193 190,399,876
Total distributable earnings .................................................... $133,223,099 $289,797,306
Templeton
Foreign Fund
Templeton
World Fund
Purchases ................................................................ $1,164,064,371 $3,027,132,605
Sales .................................................................... $1,645,609,239 $3,347,848,466

Templeton Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
At August 31, 2026, in connection with securities lending transactions, certain or all Funds loaned investments and received cash collateral as follows:
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities. Ongoing or threatened military conflicts throughout the world may cause significant market disruptions and volatility. The hostilities and sanctions resulting from those conflicts may also have a significant impact on certain investments of the Funds as well as the Funds' performance and liquidity.
Certain investments in Chinese companies are made through a special structure known as a VIE. In a VIE structure, foreign investors, such as Templeton Foreign Fund and Templeton World Fund, will only own stock in a shell company rather than directly in the VIE, which must be owned by Chinese nationals (and/or Chinese companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies.
Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the Funds' returns and net asset value.
7. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 29, 2027. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds may, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the year ended August 31, 2026, the
Funds did not use the Global Credit Facility.
Templeton
Foreign Fund
Templeton
World Fund
Securities lending transactions
a
:
Equity investments
b
.......................................................... $25,016,440 $351,649
a
The agreements can be terminated at any time.
b
The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statements of Assets and Liabilities.
5. Investment Transactions
(continued)

Templeton Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
8. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of August 31, 2026, in valuing the Funds' assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Foreign Fund
Assets:
Investments in Securities:
a
Common Stocks :
China ............................... $ 50,540,422 $ 102,659,453 $ — $ 153,199,875
Denmark ............................. — 40,410,287 — 40,410,287
France ............................... — 170,300,629 — 170,300,629
Germany ............................. — 87,206,671 — 87,206,671
Hong Kong ........................... — 56,499,455 — 56,499,455
Japan ............................... — 207,793,386 — 207,793,386
Netherlands ........................... — 234,302,136 — 234,302,136
Singapore ............................ — 72,165,282 — 72,165,282
South Korea .......................... 27,254,448 106,407,349 — 133,661,797
Switzerland ........................... — 73,499,339 — 73,499,339
Taiwan ............................... — 156,398,117 — 156,398,117
United Kingdom ........................ 48,670,764 533,238,338 — 581,909,102
United States .......................... 240,932,797 187,530,129 — 428,462,926
Short Term Investments ................... 25,016,440 44,900,000 — 69,916,440
Total Investments in Securities ........... $392,414,871 $2,073,310,571
b
$— $2,465,725,442
Templeton World Fund
Assets:
Investments in Securities:
a
Common Stocks :
China ............................... 55,417,141 26,847,579 — 82,264,720
France ............................... — 167,083,870 — 167,083,870
Germany ............................. — 125,148,957 — 125,148,957
Hong Kong ........................... — 94,536,824 — 94,536,824
Japan ............................... — 83,695,818 — 83,695,818
Netherlands ........................... — 116,572,975 — 116,572,975
South Korea .......................... — 142,393,411 — 142,393,411
Taiwan ............................... 71,541,362 69,715,013 — 141,256,375
United Kingdom ........................ — 257,988,603 — 257,988,603
United States .......................... 1,596,714,035 — — 1,596,714,035
Short Term Investments ................... 351,649 122,700,000 — 123,051,649
Total Investments in Securities ........... $1,724,024,187 $1,206,683,050
c
$— $2,930,707,237

Templeton Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
9. Operating Segments
Each Fund operates as a single operating segment, which is an investment portfolio. The chief investment officer of the Funds'
investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating each Fund's operating results and allocating resources in accordance with each Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statements of Assets and Liabilities and the Statements of Operations, along with the related notes to the financial statements. The Schedules of
Investments provide details of the Funds' investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
10. New Accounting Pronouncements
In September 2026, the FASB issued Accounting Standards Update (ASU) No. 2026-03, Fair Value Measurement (Topic
820)—Investment Companies with Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU require contractual sale restrictions to be considered in measuring the fair value of equity securities and require disclosure of the amount of the discount attributable to the contractual sale restriction. The ASU is effective for interim and annual reporting periods beginning after December 15, 2027, with early adoption permitted. Management is currently evaluating the impact on the financial statements.
11. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes foreign securities valued at $2,028,410,571, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
c
Includes foreign securities valued at $1,083,983,050, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
ADR
American Depositary Receipt
8. Fair Value Measurements
(continued)

Templeton Funds
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Templeton Funds and Shareholders of Templeton Foreign Fund and Templeton World Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Templeton
Foreign Fund and Templeton World Fund (constituting Templeton Funds, hereafter collectively referred to as the "Funds") as of August 31, 2026, the related statements of operations for the year ended August 31, 2026, the statements of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August
31, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2026 and each of the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
San Francisco, California
October 19, 2026
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Templeton Funds
Tax Information (unaudited)

franklintempleton.com
Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Funds is required to be furnished to shareholders with respect to income earned and distributions paid during their fiscal year.
The Funds hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended August 31, 2026:
Under Section 853 of the Internal Revenue Code, the Funds below intend to elect to pass through to their shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Funds during the fiscal year ended August 31, 2026:
Pursuant to:
Templeton Foreign
Fund
Templeton World
Fund
Long-Term Capital Gain Dividends
Distributed §852(b)(3)(C) $415,045 $336,342,340
Income Eligible for Dividends Received
Deduction (DRD) §854(b)(1)(A) $703,112 $7,808,624
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $63,024,060 $26,047,608
Short-Term Capital Gain Dividends
Distributed §871(k)(2)(C) $2,573,757 $15,983,980
Section 163(j) Interest Dividends Earned §163(j) $2,122,316 $1,733,145
Templeton Foreign
Fund
Templeton World
Fund
Foreign Taxes Paid $5,595,807 —
Foreign Source Income
Earned $52,255,026 —

Templeton Funds

franklintempleton.com
Annual Report
TEMPLETON FUNDS
(unaudited)
Templeton Foreign Fund
Templeton World Fund
(each a Fund)
At an in-person meeting held on May 18-19, 2026 (Meeting), the Board of Trustees (Board) of Templeton Funds (Trust),
including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940
(Independent Trustees), reviewed and approved the continuance of the investment management agreement between
Templeton Global Advisors Limited (Manager) and the Trust, on behalf of each Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel to consider the renewal of each Management Agreement.
In considering the continuance of each Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees also considered prior to and at the
Meeting. The Board further considered all of the factors it deemed relevant in approving the continuance of each Management
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Funds’ investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

Templeton Funds

franklintempleton.com
Annual Report
Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of each Fund; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows;
and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreements are fair and reasonable and that the continuance of each Management Agreement is in the best interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed the information it received regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager; as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-
party service providers; investment performance reports and related financial information for each Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Funds to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged FT’s regular updates to the Board on strategic initiatives, ongoing attention to the service level quality of third-party service providers, ongoing efforts to modernize its mutual fund lineup, mutual fund to ETF conversions, integration of private market investments into existing mutual funds, creation of additional blockchain-compatible money market funds, and sharpening of its active, income-oriented offerings, along with the impact on FT of team integrations and staff reductions.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of the Manager’s parent, Franklin Templeton, Inc. (FTI), FTI’s continued growth of its global, multi-asset franchise, and its commitment to the mutual fund business. The Board further noted
FTI’s continued reassessment of fund offerings in response to FT acquisitions and the market environment, FTI’s focus on technology-driven transformation, expansion of its private market investment capabilities and global alternatives platform, and leveraging of artificial intelligence (AI), blockchain and digital wealth platforms.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Funds and their shareholders.
Fund Performance
The Board reviewed and considered the performance results of each Fund over various time periods ended December 31,
2025. The Board considered the performance returns for each Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of each Fund’s performance results is below. This year, in addition to providing Class A performance (and expense) data, Broadridge included Advisor Class performance data for each Fund to align with the performance reporting provided at Board meetings throughout the year. Going forward, Broadridge will provide the Board solely with the Funds’
Advisor Class performance information.

Templeton Funds

franklintempleton.com
Annual Report
Templeton Foreign Fund - The Performance Universe for the Fund included the Fund and all retail and institutional international multi-cap value funds. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-
year periods was below the median of its Performance Universe. The Board discussed this performance with management and management explained that the Fund’s blend-oriented approach with increased growth and quality characteristics versus the Performance Universe’s value-orientation negatively impacted the Fund’s relative returns as value outperformed growth over the one-year period. Management also explained that stock selection detracted from performance in both the one- and three-year periods. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, changes to the Fund’s portfolio positioning, risk management and sell discipline. Management further discussed its conviction in the Fund’s current portfolio positioning and investment processes and its view that, despite the recent market environment, it believes the Fund’s positioning will positively impact the Fund’s performance over the longer term. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Templeton World Fund - The Performance Universe for the Fund included the Fund and all retail and institutional global multi-cap value funds. The Board noted that the Fund’s annualized total return for the three-year period was above the median of its Performance Universe, but for the one-, five- and 10-year periods was below the median of its Performance
Universe. Management attributed this to the fact that the Fund has more of a quality bias than its value-oriented peers. To that end, management explained that the Fund’s underweight relative to value-oriented peers in the financial sector pressured returns given the recent outperformance of the sector. Management further explained that the Fund’s overweight relative to peers in the challenging health care sector also negatively impacted relative performance. In addition, management noted
that the Fund was overweight in Europe and underweight in the U.S. and emerging markets relative to peers. Management represented that in April 2022, the Fund transitioned to a more concentrated portfolio focused on quality industry leaders. With respect to the Fund’s one-year underperformance, management noted that this was largely linked to stock selection in the health care sector, which is currently under review. The Board noted that the Fund’s annualized total return was positive for all periods with one- and three-year returns of 21.33% and 23.77%, respectively, and three-year returns ranking in the first quintile of the Fund’s Performance Universe. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Comparative Fees and Expenses
The Board reviewed and considered information regarding each Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of each
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A shares for the Templeton World Fund and Templeton Foreign Fund and for each other fund in their applicable Expense Group. The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense Group.
Templeton Foreign Fund - The Expense Group for the Fund included the Fund, four other international multi-cap value funds, three international multi-cap core funds, and two international multi-cap growth funds. The Board noted that the Management Rate and actual total expense ratio for the Fund were below the medians and in the first quintile (least expensive) of its Expense Group. The Board also noted that the Fund’s actual total expense ratio reflected an expense cap on operating expenses. The Board concluded that the Management Rate charged to the Fund is reasonable.

Templeton Funds

franklintempleton.com
Annual Report
Templeton World Fund - The Expense Group for the Fund included the Fund and five other global multi-cap value funds. The Board noted that the Management Rate and actual total expense ratio for the Fund were below the medians of its
Expense Group and that the Fund’s actual total expense ratio was in the first quintile (least expensive) of its Expense Group.
The Board concluded that the Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2025, being the most recent fiscal year-end for FTI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each
Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Manager, but over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties.
Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.
Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as each
Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints, which operate generally to share any economies of scale with a Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager’s incur across the FT family of funds as a whole. The Board concluded that to the extent economies of scale may be realized by the Manager and its affiliates, each Fund’s management fee structure provided a sharing of benefits with the
Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuance of each Management Agreement for an additional one-year period.

TLF-AFSOI 10/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “Principal Executive Officer” and “Principal Financial Officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Templeton Funds

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	October 28, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	October 28, 2026

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	October 28, 2026